Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2020 that are due in each of the next five years and thereafter.

	2021	2022	2023	2024	2025	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	975	835	608	416	250	352	3,436
Purchase obligations	545	479	331	225	144	269	1,993
Leases committed not yet commenced	2	2	1	1	—	—	6
Total	1,522	1,316	940	642	394	621	5,435